AXP(R)
                                                                      Tax-Exempt
                                                                       Bond Fund
                                                          2001 SEMIANNUAL REPORT

American
  Express(R)
Funds

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AXP Tax-Exempt Bond Fund seeks to provide shareholders with as much current income exempt from federal income taxes as possible with only modest risk to the shareholder's investments.


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Double-barreled Benefit

Most of the public facilities that we take for granted -- schools, water and sewer systems, highways, government buildings -- are, in effect, largely funded by loans from citizens. These loans take the form of state and local government bonds (called "municipals"), which are bought by investors, including AXP Tax-Exempt Bond Fund. The government gets the funding it needs, while the bond-buyers, including Fund shareholders, get ongoing interest income. But there's another, bigger benefit with municipals: Investors pay no federal taxes on the income they generate and potentially no state taxes.

CONTENTS
From the Chairman                                 3
From the Portfolio Manager                        3
Fund Facts                                        5
The 10 Largest Holdings                           6
Financial Statements                              7
Notes to Financial Statements                    10
Investments in Securities                        16

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2 AXP TAX-EXEMPT BOND FUND


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(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman

First, I want to thank you for being a shareholder in American Express funds. While we strongly believe in the virtues of investment, we also are very sensitive to the fluctuations of the financial markets. That is why we want to re-emphasize the importance of making certain that you frequently review your investments and regularly meet with your financial advisor. By doing so, you can take advantage of shifts in the markets to position your portfolio relative to expected market volatility and, possibly, achieve better overall performance.

Second, I strongly advise that you keep a focus on the long-term. Reviewing past performance is helpful, but it should not be viewed as a leading indicator of the future. One constant is the necessity to have a financial plan based on appropriate asset allocation. Make sure that the plan provides what you need and expect.

Our job, as a Board, is to monitor and confirm that the Fund complies with its investment objective and that its management style stays on target. We want the Fund to be able to deliver to you, the shareholder, the type of performance you expect and the best results that can be obtained. Toward that end, American Express has made significant changes, and will continue to make changes as it strives to provide a consistent standard of excellence.

On behalf of the Board,

Arne H. Carlson

(picture of) Terry L. Seierstad
Terry L. Seierstad
Portfolio manager

From the Portfolio Manager

Municipal bonds fared reasonably well during the past six months, as a slight decline in interest rates and well-behaved inflation provided some support for the market. For AXP Tax-Exempt Bond Fund's Class A shares, the result was a total return of 4.79% (excluding the sales charge) during the first half of its fiscal year -- December 2000 through May 2001.

The bond market, municipal issues included, got a boost at the outset of the period, thanks to a sharp slowdown in economic growth. The slowdown, investors reasoned, would take potential pressure off inflation and induce the Federal Reserve to lower short-term interest rates. Although the Fed didn't act until early January, the anticipation of the move spurred substantial bond buying in December, driving longer-term interest rates down and bond prices up. (Falling rates boost bond values, while rising rates depress them.)

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                                                     SEMIANNUAL REPORT -- 2001 3


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BUYING EASES OFF
Although the Fed kept cutting rates in the new year, the bond market's mood actually began to turn somewhat negative in January, as investors began focusing on the likelihood of economic recovery in the not-too-distant future. As a result, they eased off on their buying, which pushed longer-term interest rates up and bond prices down somewhat during the spring. Still, for the six months as a whole, municipal prices finished slightly higher, adding a bit to the Fund's net asset value.

A little more than half of the Fund's total return came from interest income, which I was able to enhance by adding some lower-quality, though still investment-grade, bonds to the portfolio. Overall, I kept credit quality at a very high level. The only other portfolio change of note was a reduction in its duration. (Duration, a function of the average maturity of the bonds in the Fund's portfolio, influences how sensitive the net asset value is to interest-rate changes. Generally, the longer the duration, the greater the sensitivity.) I began making the change in January in anticipation of a rise in longer-term interest rates and a slowdown in the bond market, which proved to be the case. Ultimately, the duration reduction helped cushion the subsequent slight decline in the Fund's net asset value.

Heading into the second half of the fiscal year, I think we'll see gradual evidence of an improving economy. That, combined with a likely cessation of Fed rate cuts before year-end, reductions in federal income-tax rates and the potential for a shrinking federal budget surplus, probably will cause bond investors to shift their thinking to the possibility of higher inflation and, at some point, a turnaround in Fed interest-rate policy. Given that outlook, I think the bond market, including municipals, may be under moderate pressure in the months ahead. Therefore, I expect to continue to shorten the portfolio's duration and maintain the focus on shoring up the dividend as much as possible within prudent investment guidelines.

Terry L. Seierstad

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4 AXP TAX-EXEMPT BOND FUND


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Fund Facts

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
May 31, 2001                                                      $4.02
Nov. 30, 2000                                                     $3.93
Increase                                                          $0.09

Distributions -- Dec. 1, 2000 - May 31, 2001
From income                                                       $0.10
From long-term capital gains                                      $  --
Total distributions                                               $0.10
Total return*                                                    +4.79%

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
May 31, 2001                                                      $4.02
Nov. 30, 2000                                                     $3.93
Increase                                                          $0.09

Distributions -- Dec. 1, 2000 - May 31, 2001
From income                                                       $0.08
From long-term capital gains                                      $  --
Total distributions                                               $0.08
Total return*                                                    +4.40%

Class C -- 6-month performance
(All figures per share)

Net asset value (NAV)
May 31, 2001                                                      $4.02
Nov. 30, 2000                                                     $3.93
Increase                                                          $0.09

Distributions -- Dec. 1, 2000 - May 31, 2001
From income                                                       $0.08
From long-term capital gains                                      $  --
Total distributions                                               $0.08
Total return*                                                    +4.41%

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
May 31, 2001                                                      $4.02
Nov. 30, 2000                                                     $3.93
Increase                                                          $0.09

Distributions -- Dec. 1, 2000 - May 31, 2001
From income                                                       $0.10
From long-term capital gains                                      $  --
Total distributions                                               $0.10
Total return*                                                    +4.87%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

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                                                      SEMIANNUAL REPORT-- 2001 5


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


The 10 Largest Holdings

                                                                Percent                   Value
                                                            (of net assets)       (as of May 31, 2001)

Arizona State Educational Facilities Authority
School Improvement Revenue Bonds Series 2001
4.50% 2002                                                       4.53%                $40,706,799

Chicago Illinois Public Building Commission Building
Revenue Bonds Chicago Board of Education
Series 1990A Escrowed to Maturity
6.50% 2018                                                       2.71                  24,376,784

New York State Urban Development Capital
Correctional Facilities Revenue Bonds
4th Series 1993
5.38% 2023                                                       2.65                  23,837,623

Phoenix Arizona Industrial Development Authority
Single Family Mortgage Capital Appreciation
Revenue Bonds Zero Coupon Series 1983
Escrowed to Maturity
6.70% 2014                                                       2.20                  19,760,520

New York State Dormitory Authority State Courts
Facilities Lease Revenue Bonds Series 1993A
5.25% 2021                                                       2.18                  19,588,000

King County Washington Unlimited Tax General Obligation
Bonds Issaquah School District #411 Series 1992
6.38% 2008                                                       2.09                  18,829,909

Rochester Minnesota Health Care Facility
Revenue Bonds Mayo Foundation Series 1992
4.95% 2019                                                       1.61                  14,473,500

San Antonio Texas Water Revenue Bonds
Series 1992
6.40% 2007                                                       1.55                  13,907,734

District of Columbia General Obligation Bonds
Zero Coupon Series 1994B
6.64% 2014                                                       1.49                  13,432,820

Washington State Refunding
Motor Vehicle Fuel Tax
General Obligation Bonds Series 2001
4.00% 2002                                                       1.48                  13,307,069

For further detail about these holdings, please refer to the section entitled
"Investments in Securities."

(icon of) pie chart

The 10 holdings listed here make up 22.49% of net assets

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6 AXP TAX-EXEMPT BOND FUND


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


Financial Statements

Statement of assets and liabilities
AXP Tax-Exempt Bond Fund

May 31, 2001 (Unaudited)

Assets
Investments in securities, at value (Note 1)
   (identified cost $883,252,936)                                                                      $958,478,200
Capital shares receivable                                                                                    39,285
Accrued interest receivable                                                                              12,048,217
Receivable for investment securities sold                                                                   910,284
                                                                                                            -------
Total assets                                                                                            971,475,986
                                                                                                        -----------

Liabilities
Dividends payable to shareholders                                                                           737,611
Disbursements in excess of cash on demand deposit                                                         4,947,919
Payable for investment securities purchased                                                              66,371,495
Accrued investment management services fee                                                                   11,082
Accrued distribution fee                                                                                      7,099
Accrued transfer agency fee                                                                                   1,149
Accrued administrative services fee                                                                             985
Other accrued expenses                                                                                       21,958
                                                                                                             ------
Total liabilities                                                                                        72,099,298
                                                                                                         ----------
Net assets applicable to outstanding capital stock                                                     $899,376,688
                                                                                                       ============

Represented by
Capital stock -- $.01 par value (Note 1)                                                               $  2,238,685
Additional paid-in capital                                                                              839,921,958
Undistributed net investment income                                                                         187,899
Accumulated net realized gain (loss) (Note 5)                                                           (18,197,118)
Unrealized appreciation (depreciation) on investments                                                    75,225,264
                                                                                                         ----------
Total -- representing net assets applicable to outstanding capital stock                               $899,376,688
                                                                                                       ============
Net assets applicable to outstanding shares:                Class A                                    $853,179,953
                                                            Class B                                    $ 44,513,908
                                                            Class C                                    $  1,464,757
                                                            Class Y                                    $    218,070
Net asset value per share of outstanding capital stock:     Class A shares        212,371,235          $       4.02
                                                            Class B shares         11,078,564          $       4.02
                                                            Class C shares            364,419          $       4.02
                                                            Class Y shares             54,307          $       4.02
                                                                                       ------          ------------

See accompanying notes to financial statements.

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                                                     SEMIANNUAL REPORT -- 2001 7

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


Statement of operations
AXP Tax-Exempt Bond Fund

Six months ended May 31, 2001 (Unaudited)

Investment income
Income:
Interest                                                                                                $25,131,840
                                                                                                        -----------
Expenses (Note 2):
Investment management services fee                                                                        2,005,515
Distribution fee
   Class A                                                                                                1,060,775
   Class B                                                                                                  209,102
   Class C                                                                                                    3,422
Transfer agency fee                                                                                         186,408
Incremental transfer agency fee
   Class A                                                                                                   19,730
   Class B                                                                                                    2,314
   Class C                                                                                                       37
Service fee -- Class Y                                                                                          108
Administrative services fees and expenses                                                                   184,418
Compensation of board members                                                                                 5,625
Custodian fees                                                                                               11,524
Printing and postage                                                                                         42,169
Registration fees                                                                                            43,471
Audit fees                                                                                                   18,375
Other                                                                                                         2,294
                                                                                                              -----
Total expenses                                                                                            3,795,287
   Earnings credits on cash balances (Note 2)                                                               (35,999)
                                                                                                            -------
Total net expenses                                                                                        3,759,288
                                                                                                          ---------
Investment income (loss) -- net                                                                          21,372,552
                                                                                                         ----------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security transactions (Note 3)                                               13,948,451
Net change in unrealized appreciation (depreciation) on investments                                       4,976,607
                                                                                                          ---------
Net gain (loss) on investments                                                                           18,925,058
                                                                                                         ----------
Net increase (decrease) in net assets resulting from operations                                         $40,297,610
                                                                                                        ===========

See accompanying notes to financial statements.

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8 AXP TAX-EXEMPT BOND FUND

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


Statements of changes in net assets
AXP Tax-Exempt Bond Fund

                                                                                 May 31, 2001         Nov. 30, 2000
                                                                             Six months ended            Year ended
                                                                                  (Unaudited)

Operations and distributions
Investment income (loss) -- net                                                  $ 21,372,552         $  45,519,734
Net realized gain (loss) on investments                                            13,948,451               299,290
Net change in unrealized appreciation (depreciation) on investments                 4,976,607            19,060,011
                                                                                    ---------            ----------
Net increase (decrease) in net assets resulting from operations                    40,297,610            64,879,035
                                                                                   ----------            ----------
Distributions to shareholders from:
   Net investment income
     Class A                                                                      (20,598,542)          (43,593,506)
     Class B                                                                         (857,478)           (1,666,415)
     Class C                                                                          (14,151)               (1,975)
     Class Y                                                                           (5,399)              (10,844)
                                                                                       ------               -------
Total distributions                                                               (21,475,570)          (45,272,740)
                                                                                  -----------           -----------

Capital share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                                                         72,404,633           100,550,758
   Class B shares                                                                   9,460,115             9,704,155
   Class C shares                                                                   1,141,662               323,948
Reinvestment of distributions at net asset value
   Class A shares                                                                  14,159,930            29,119,402
   Class B shares                                                                     708,599             1,368,646
   Class C shares                                                                      13,515                 1,612
   Class Y shares                                                                       5,399                10,757
Payments for redemptions
   Class A shares                                                                 (62,774,431)         (214,365,234)
   Class B shares (Note 2)                                                         (3,754,601)          (14,073,064)
   Class C shares (Note 2)                                                            (23,450)                   --
   Class Y shares                                                                          --               (10,593)
                                                                                           --               -------
Increase (decrease) in net assets from capital share transactions                  31,341,371           (87,369,613)
                                                                                   ----------           -----------
Total increase (decrease) in net assets                                            50,163,411           (67,763,318)
Net assets at beginning of period                                                 849,213,277           916,976,595
                                                                                  -----------           -----------
Net assets at end of period                                                      $899,376,688         $ 849,213,277
                                                                                 ============         =============
Undistributed net investment income                                              $    187,899         $     290,917
                                                                                 ------------         -------------

See accompanying notes to financial statements.

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                                                     SEMIANNUAL REPORT -- 2001 9

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Notes to Financial Statements
AXP Tax-Exempt Bond Fund

(Unaudited as to May 31, 2001)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
AXP Tax-Exempt Bond Fund (a series of AXP Tax-Exempt Series, Inc.) is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. AXP Tax-Exempt Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund invests primarily in investment-grade bonds and other debt obligations whose interest is exempt from federal income tax.

Class C shares of the Fund were offered to the public on June 26, 2000. Prior to this date, American Express Financial Corporation (AEFC) purchased 522 shares of capital stock at $3.83 per share, which represented the initial capital in Class
C.

The Fund offers Class A, Class B, Class C and Class Y shares.

o  Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.
o  Class C shares may be subject to a CDSC.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights.
The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates
(e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service.
Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates;
those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security

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10 AXP TAX-EXEMPT BOND FUND


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increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Fund may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Securities purchased on a when-issued basis
Delivery and payment for securities that have been purchased by the Fund on a forward-commitment or when-issued basis can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its commitment. As of May 31, 2001, the Fund has entered into outstanding when-issued or forward-commitments of $52,900,087.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions.
The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

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                                                    SEMIANNUAL REPORT -- 2001 11


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Other
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including level-yield amortization of premium and discount, is accrued daily.

2. EXPENSES AND SALES CHARGES
The Fund has agreements with AEFC to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.45% to 0.35% annually.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service
Corporation (AECSC) maintains shareholder accounts and records. The Fund pays
AECSC an annual fee per shareholder account for this service as follows:

o Class A $19.50
o Class B $20.50
o Class C $20.00
o Class Y $17.50

The Fund has agreements with American Express Financial Advisors Inc. (the
Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $398,987 for Class A, $21,185 for Class B and $200 for Class C for the six months ended May 31, 2001.

During the six months ended May 31, 2001, the Fund's custodian and transfer agency fees were reduced by $35,999 as a result of earnings credits from overnight cash balances.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $282,026,339 and $290,431,479, respectively, for the six months ended May 31, 2001. Realized gains and losses are determined on an identified cost basis.

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12 AXP TAX-EXEMPT BOND FUND


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4. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the periods indicated are as follows:

                                       Six months ended May 31, 2001
                               Class A       Class B     Class C     Class Y
Sold                         17,951,343     2,342,671    283,495          --
Issued for reinvested
  distributions               3,506,226       175,477      3,350       1,358
Redeemed                    (15,538,341)     (930,507)    (5,835)         --
                            -----------      --------     ------          --
Net increase (decrease)       5,919,228     1,587,641    281,010       1,358
                              ---------     ---------    -------       -----

                                         Year ended Nov. 30, 2000
                               Class A       Class B     Class C*    Class Y
Sold                         26,299,691     2,538,572     82,997          --
Issued for reinvested
  distributions               7,612,639       357,739        412       2,812
Redeemed                    (56,196,104)   (3,692,200)        --      (2,832)
                            -----------    ----------         --      ------
Net increase (decrease)     (22,283,774)     (795,889)    83,409         (20)
                            -----------      --------     ------         ---

* Inception date was June 26, 2000.

5. CAPITAL LOSS CARRY-OVER
For federal income tax purposes, the Fund has a capital loss carry-over of $21,191,391 as of Nov. 30, 2000 that will expire in 2002 through 2008 if not offset by subsequent capital gains. It is unlikely the board will authorize a distribution of any realized capital gains until the available capital loss carry-over has been offset or expires.

6. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended
May 31, 2001.

7. NEW ACCOUNTING PRONOUNCEMENT
In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after Dec. 15, 2000. Adopting the revised Guide is not expected to have a significant impact on the Fund's financial position, results of operations or changes in its net assets.

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                                                    SEMIANNUAL REPORT -- 2001 13


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


8. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating the Fund's results.

Class A

Per share income and capital changes(a)

Fiscal period ended Nov. 30,                                     2001(f)        2000         1999         1998         1997

Net asset value, beginning of period                              $3.93        $3.84        $4.18        $4.11        $4.01

Income from investment operations:

Net investment income (loss)                                        .10          .20          .21          .21          .21

Net gains (losses) (both realized and unrealized)                   .09          .09         (.34)         .07          .10

Total from investment operations                                    .19          .29         (.13)         .28          .31

Less distributions:

Dividends from net investment income                               (.10)        (.20)        (.21)        (.21)        (.21)

Net asset value, end of period                                    $4.02        $3.93        $3.84        $4.18        $4.11

Ratios/supplemental data

Net assets, end of period (in millions)                            $853         $811         $877         $984         $998

Ratio of expenses to average daily net assets(c)                   .82%(d)      .82%         .77%         .73%         .73%

Ratio of net investment income (loss)
   to average daily net assets                                    4.83%(d)     5.31%        5.17%        4.96%        5.19%

Portfolio turnover rate (excluding short-term securities)           34%          28%          45%          18%          19%

Total return(e)                                                   4.79%        7.89%       (3.22%)       6.96%        7.78%


Class B

Per share income and capital changes(a)

Fiscal period ended Nov. 30,                                     2001(f)        2000         1999         1998         1997

Net asset value, beginning of period                              $3.93        $3.84        $4.18        $4.11        $4.01

Income from investment operations:

Net investment income (loss)                                        .08          .17          .18          .18          .18

Net gains (losses) (both realized and unrealized)                   .09          .09         (.34)         .07          .10

Total from investment operations                                    .17          .26         (.16)         .25          .28

Less distributions:

Dividends from net investment income                               (.08)        (.17)        (.18)        (.18)        (.18)

Net asset value, end of period                                    $4.02        $3.93        $3.84        $4.18        $4.11

Ratios/supplemental data

Net assets, end of period (in millions)                             $45          $37          $39          $35          $25

Ratio of expenses to average daily net assets(c)                  1.57%(d)     1.57%        1.53%        1.48%        1.49%

Ratio of net investment income (loss)
   to average daily net assets                                    4.08%(d)     4.55%        4.41%        4.21%        4.43%

Portfolio turnover rate (excluding short-term securities)           34%          28%          45%          18%          19%

Total return(e)                                                   4.40%        7.08%       (3.97%)       6.18%        6.94%

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
14 AXP TAX-EXEMPT BOND FUND




Class C

Per share income and capital changes(a)

Fiscal period ended Nov. 30,                                     2001(f)      2000(b)

Net asset value, beginning of period                              $3.93        $3.82

Income from investment operations:

Net investment income (loss)                                        .08          .07

Net gains (losses) (both realized and unrealized)                   .09          .11

Total from investment operations                                    .17          .18

Less distributions:

Dividends from net investment income                               (.08)        (.07)

Net asset value, end of period                                    $4.02        $3.93

Ratios/supplemental data

Net assets, end of period (in millions)                              $1          $--

Ratio of expenses to average daily net assets(c)                 $1.57%(d)    $1.57%(d)

Ratio of net investment income (loss)
   to average daily net assets                                    4.12%(d)     5.37%(d)

Portfolio turnover rate (excluding short-term securities)           34%          28%

Total return(e)                                                   4.41%        4.89%


Class Y

Per share income and capital changes(a)

Fiscal period ended Nov. 30,                                     2001(f)        2000         1999         1998         1997

Net asset value, beginning of period                              $3.93        $3.83        $4.18        $4.11        $4.01

Income from investment operations:

Net investment income (loss)                                        .10          .21          .21          .21          .21

Net gains (losses) (both realized and unrealized)                   .09          .10         (.35)         .07          .10

Total from investment operations                                    .19          .31         (.14)         .28          .31

Less distributions:

Dividends from net investment income                               (.10)        (.21)        (.21)        (.21)        (.21)

Net asset value, end of period                                    $4.02        $3.93        $3.83        $4.18        $4.11

Ratios/supplemental data

Net assets, end of period (in millions)                             $--          $--          $--          $--          $--

Ratio of expenses to average daily net assets(c)                   .66%(d)      .66%         .67%         .63%         .60%

Ratio of net investment income (loss)
   to average daily net assets                                    4.98%(d)     5.46%        5.21%        5.05%        5.34%

Portfolio turnover rate (excluding short-term securities)           34%          28%          45%          18%          19%

Total return(e)                                                   4.87%        8.33%       (3.32%)       7.06%        7.87%


Notes to financial highlights
(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Inception date was June 26, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of a sales charge.
(f) Six months ended May 31, 2001 (Unaudited).

--------------------------------------------------------------------------------
                                                    SEMIANNUAL REPORT -- 2001 15


Investments in Securities

AXP Tax-Exempt Bond Fund
May 31, 2001 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal bonds (92.9%)
Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of issue(c)

Alaska (0.6%)
North Slope Borough
     General Obligation Bonds
     Zero Coupon Series 1994B
     (CGIC Insured)
         06-30-04               7.05%             $3,000,000(b)       $2,665,590
         06-30-05               7.15               3,000,000(b)        2,541,840
State Housing Finance Veterans Mortgage
     Corporation Collateralized Bonds
     1st Series 1990 (GNMA/FNMA Insured)
         12-01-30               7.50                 330,000             335,419
Total                                                                  5,542,849

Arizona (8.5%)
Maricopa County Industrial Development Authority
     Multi-family Housing Revenue Bonds
     Series 1996A
         07-01-26               6.63               2,500,000           2,798,275
Phoenix Industrial Development Authority
     Refunding Revenue Bonds
     Christian Care Apartments
     Series 1995A
         01-01-16               6.25               2,000,000           1,879,760
Phoenix Industrial Development Authority
     Single Family Mortgage Capital Appreciation
     Revenue Bonds Zero Coupon Series 1983
     Escrowed to Maturity
         12-01-14               6.70              39,000,000(b)       19,760,520
Phoenix Junior Lien Street & Highway User
     Refunding Revenue Bonds Series 1992
         07-01-11               6.25              10,350,000          10,886,544
State Educational Facilities Authority
     School Improvement Revenue Bonds
     Series 2001
         07-01-02               4.50              40,000,000(f)       40,706,799
Total                                                                 76,031,898

California (7.8%)
Anaheim Public Financing Authority
     Capital Appreciation Improvement Revenue
     Bonds Zero Coupon Series
     1997C (FSA Insured)
         09-01-17               5.72               9,195,000(b)        3,868,245
Bakersfield Certificates of Participation
     Zero Coupon Series 1991B
     Escrowed to Maturity
         04-15-21               5.25              10,500,000(b)        3,325,665
Orange County Certificates of Participation
     Civic Center Facility Capital Appreciation
     Refunding Bonds Zero Coupon Series 1991
     (AMBAC Insured)
         12-01-18               6.97              13,795,000(b)        5,392,603
Sacramento Cogeneration Authority
     Pre-refunded Revenue Bonds
     Procter & Gamble Series 1995
         07-01-14               6.50               5,000,000           5,669,150
San Jose Redevelopment Agency
     Merged Area Redevelopment
     Tax Allocation Bonds
     Series 1993 (MBIA Insured)
         08-01-24               4.75               9,000,000           8,275,860
Southern California Public Power Authority
     Revenue Bonds Mead Adelanto
     Series 1994A (AMBAC Insured)
         07-01-20               4.88               6,590,000           6,317,108
State General Obligation Bonds
     Residual Certificates Series 1999
     Inverse Floater (MBIA Insured)
         12-01-15               6.91               8,125,000(g)        9,935,657
State Public Works Board
     California Community Colleges Lease
     Pre-refunded Revenue Bonds
     Series 1994
         03-01-19               7.00               3,900,000           4,349,592
State Public Works Board University of California
     Lease Refunding Revenue Bonds
     Series 1993A
         06-01-14               5.50               7,275,000           7,785,123
         06-01-23               5.00               6,000,000           5,663,700

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
16 AXP TAX-EXEMPT BOND FUND

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of issue(c)

California (cont.)
Ukiah Unified School District
     Mendocino County
     Certificates of Participation
     Series 1993A
         09-01-10               6.00%             $3,790,000          $3,982,456
West Covina Redevelopment Agency Community
     Facilities District Special Tax Refunding Bonds
     Series 1996
         09-01-17               6.00               5,000,000           5,417,500
Total                                                                 69,982,659

Colorado (3.1%)
Arapahoe County Public Highway Authority
     Capital Improvement Trust Fund
     E-470 Highway
     Pre-refunded Revenue Bonds
     Series 1986
         08-31-26               7.00               5,685,000           6,574,304
Castle Rock Ranch Public Facility Improvement
     Revenue Bonds Series 1996
         12-01-11               6.38               5,750,000           5,759,200
Denver City & County Airport
     Pre-refunded Revenue Bonds
     Series 1992A
         11-15-25               7.25               2,750,000           2,965,188
Denver City & County Airport
     Revenue Bonds Series 1992A
         11-15-12               7.50               5,940,000           6,423,991
E-470 Public Highway Authority
     Revenue Bonds Capital Appreciation
     Zero Coupon Series 2000B
     (MBIA Insured)
         09-01-20               6.20               6,000,000(b)        2,072,100
State Health Facilities Authority
     Retirement Facilities Revenue Bonds
     Liberty Heights Zero Coupon
     Escrowed to Maturity Series 1991
         07-15-22               5.54               4,925,000(b)        1,219,233
Trailmark Metropolitan District Limited
     General Obligation Bonds Series 1999A
         12-01-18               5.80               3,395,000           3,107,342
Total                                                                 28,121,358

Connecticut (1.0%)
State General Obligation Bonds
     Series 1992A
         03-15-06               6.40               8,000,000           8,918,640

District of Columbia (2.9%)
District General Obligation Bonds
     Zero Coupon Series 1994B
     (MBIA Insured)
         06-01-13               6.64              23,945,000(b)       12,962,626
         06-01-14               6.64              26,415,000(b)       13,432,820
Total                                                                 26,395,446

Florida (3.9%)
Broward County Resource Recovery
     Revenue Bonds Wheelabrator Series 2001A
         12-01-08               5.50               6,190,000           6,588,450
Duvall County Housing Authority Single Family
     Mortgage Refunding Revenue Bonds
     Series 1991 (FGIC Insured)
         07-01-24               7.35               2,845,000           2,932,626
Hillsborough County Junior Lien
     Refunding Utility Revenue Bonds
     Series 2001 (AMBAC Insured)
         08-01-02               4.50               7,300,000           7,433,736
Miami Beach Health Facilities
     Authority Hospital Revenue Bonds
     Mt. Sinai Medical Center
     Series 2001A
         11-15-11               6.13               1,500,000           1,497,765
Palm Beach County Airport Systems
     Refunding Revenue Bonds
     (MBIA Insured)
         10-01-02               5.00               7,635,000(f)        7,824,348
State Division of Bond Finance Department
     Department of Natural Resource Preservation
     Revenue Bonds
     Series 2000A (AMBAC Insured)
         07-01-01               6.25               2,000,000           2,005,092
State Division of Bond Finance Department
     Department of Natural Resource Preservation
     Revenue Bonds
     Series 2000A (MBIA Insured)
         07-01-03               6.00               5,000,000           5,219,600
State Municipal Loan Council
     Revenue Bonds Capital Appreciation
     Zero Coupon Series 2000A (MBIA Insured)
         04-01-20               6.02               4,360,000(b)        1,569,295
Total                                                                 35,070,912

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
                                                    SEMIANNUAL REPORT -- 2001 17

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of issue(c)

Georgia (0.4%)
Americus-Sumter County Hospital Authority
     Refunding Revenue Bonds South Georgia
     Methodist Home for the Aging Obligated
     Group Magnolia Manor Series 1999A
         05-15-29               6.38%             $2,000,000          $1,742,380
Richmond County Development Authority
     Revenue Bonds Zero Coupon Series 1991
     Escrowed to Maturity
         12-01-21               5.74               7,880,000(b)        2,012,631
Total                                                                  3,755,011

Idaho (0.4%)
State Health Facilities Authority Revenue Bonds
     Bannock Regional Medical Center Series 1995
         05-01-17               6.38               1,450,000           1,467,241
         05-01-25               6.13               2,250,000           2,196,112
Total                                                                  3,663,353

Illinois (8.9%)
Alton Madison County Hospital Facilities
     Refunding Revenue Bonds
     St. Anthony's Health Center Series 1996
         09-01-10               6.00               2,975,000           2,908,747
         09-01-14               6.00               1,765,000           1,669,231
Chicago Public Building Commission Building
     Revenue Bonds Chicago Board of Education
     Series 1990A Escrowed to Maturity
     (MBIA Insured)
         01-01-18               6.50              23,500,000          24,376,784
Cook & Will Counties Township High School
     District #206 Capital Appreciation Bonds
     Zero Coupon Series 1992C (AMBAC Insured)
         12-01-10               6.55               2,605,000(b)        1,673,921
Cook County Community
     Consolidated School District #21
     General Obligation Bonds
     Capital Appreciation
     Zero Coupon Series 2000
     (FSA Insured)
         12-01-19               6.03               3,140,000(b)        1,130,274
Cook County School District #170
     Chicago Heights Pre-refunded
     Capital Appreciation Bonds
     Zero Coupon Series 1992C
     (AMBAC Insured)
         12-01-09               6.50               2,155,000(b)        1,462,857
         12-01-10               6.55               2,155,000(b)        1,384,760
Metropolitan Pier & Exposition Authority
     Dedicated State Tax Capital Appreciation
     Refunding Revenue Bonds McCormick Place
     Expansion Zero Coupon Series 1993A
     (FGIC Insured)
         06-15-10               6.64              11,000,000(b)        7,158,250
         06-15-16               6.80               9,000,000(b)        4,014,990
         06-15-21               6.54               5,000,000(b)        1,621,250
State Development Finance Authority
     Pollution Control Refunding Revenue Bonds
     Illinois Power Series 1991A
         07-01-21               7.38              10,000,000          10,893,299
State Development Finance Authority
     Regency Park Retirement Housing
     Revenue Bonds Zero Coupon
     Series 1991B Escrowed to Maturity
         07-15-25               6.50              10,000,000(b)        2,030,400
State Development Finance Authority
     Retirement Housing Revenue Bonds
     Zero Coupon Series 1990
     Escrowed to Maturity
         04-15-20               7.75              13,745,000(b)        3,948,389
State Educational Facilities Authority
     Pre-refunded Revenue Bonds
     Columbia College Series 1992
         12-01-17               6.88               1,930,000           2,137,803
State Educational Facilities Authority
     Revenue Bonds Columbia College
     Series 1993
         12-01-18               6.13               3,015,000           3,017,925
State Educational Facilities Authority
     Revenue Bonds Lewis University
     Series 1996
         10-01-16               6.10               2,005,000           2,034,353
State Educational Facilities Authority
     Un-refunded Revenue Bonds
     Columbia College Series 1992
         12-01-17               6.88                 830,000             860,287
State Health Facilities Authority
     Refunding Revenue Bonds
     Edwards Hospital Series 1993A
         02-15-19               6.00               3,055,000           3,044,766
State Health Facilities Authority
     Refunding Revenue Bonds
     Masonic Medical Center
     Series 1993
         10-01-19               5.50               5,000,000           5,297,300
Total                                                                 80,665,586

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
18 AXP TAX-EXEMPT BOND FUND

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of issue(c)

Indiana (2.8%)
Indianapolis Local Public Improvement Bond
     Revenue Bonds Series 2001A
         01-01-02               4.50%             $1,000,000          $1,009,570
Pike Township Independent School Building
     Refunding Revenue Bonds;
     1st Mtge Series 2001
     (FGIC Insured)
         01-15-02               4.50               1,140,000           1,151,856
         07-15-02               4.50               1,115,000           1,134,736
Seymour Economic Development
     Revenue Bonds
     Union Camp Series 1992
         07-01-12               6.25               2,870,000           3,019,900
State Transportation Finance Authority Highway
     Revenue Bonds Series 1990A
         06-01-15               7.25              10,000,000          12,148,992
University of Southern Indiana
     Revenue Bonds Series 2001A
     (AMBAC Insured)
         10-01-11               5.00               6,085,000           6,283,006
Total                                                                 24,748,060

Iowa (0.2%)
State Finance Authority
     Single Family Mortgage-backed
     Securities Program Bonds
     Series 1991A
         07-01-16               7.25               1,760,000           1,796,555

Kentucky (0.8%)
Muhlenberg County Hospital
     Refunding Revenue Bonds
     Muhlenberg Community Hospital
     Series 1996
         07-01-10               6.75               3,120,000           2,993,266
Owensboro Electric Light & Power
     Refunding Revenue Bonds
     Zero Coupon Series 1991B (AMBAC Insured)
         01-01-15               6.65               9,125,000(b)        4,495,705
Total                                                                  7,488,971

Louisiana (2.4%)
Bastrop Industrial Development Board
     Pollution Control Refunding Revenue Bonds
     International Paper Series 1992
         03-01-07               6.90               6,875,000           7,112,394
New Orleans Capital Appreciation
     General Obligation Refunding
     Revenue Bonds Zero Coupon
     Series 1991 (AMBAC Insured)
         09-01-12               6.63               6,250,000(b)        3,570,125
New Orleans Home Mortgage Authority
     Special Obligation Refunding Bonds
     Series 1992 Escrowed to Maturity
         01-15-11               6.25               9,000,000          10,210,680
State Public Facilities Authority Revenue Bonds
     Centenary College Series 1997
         02-01-17               5.90               1,000,000           1,105,470
Total                                                                 21,998,669

Maryland (1.8%)
State Health & Higher Education
     Facilities Authority Revenue Bonds
     Anne Arundel Medical Center
     Series 1993 (AMBAC Insured)
         07-01-23               5.00               7,000,000           6,844,110
State Health & Higher Education
     Facilities Authority Revenue Bonds
     Frederick Memorial Hospital
     Series 1993 (FGIC Insured)
         07-01-28               5.00              10,000,000           9,669,800
Total                                                                 16,513,910

Massachusetts (0.8%)
Route 3 North Transportation
     Improvement Association Lease
     Revenue Bonds Series 2000
     Inverse Floater (MBIA Insured)
         06-15-17               6.81               3,785,000(g)        4,199,306
State Health & Education Facilities Authority
     Refunding Revenue Bonds Caritas Christi
     Obligated Group Series 1999A
         07-01-15               5.70               3,000,000           2,744,370
Total                                                                  6,943,676

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
                                                    SEMIANNUAL REPORT -- 2001 19

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of issue(c)

Michigan (3.0%)
Battle Creek Calhoun County Downtown
     Development Authority Pre-refunded Bonds
     Series 1994
         05-01-22               7.65%             $3,750,000          $4,241,100
Detroit Downtown Development Authority
     Development Area Project #1 Junior Lien
     Tax Increment Refunding Bonds
     Series 1996D
         07-01-25               6.50               6,000,000           6,829,320
Detroit Water Supply System
     Refunding Revenue Bonds
     Series 1992 (FGIC Insured)
         07-01-07               6.25               2,000,000           2,104,800
State Hospital Finance Authority
     Refunding Revenue Bonds
     Central Michigan Community Hospital
     Series 1996
         10-01-16               6.25               2,225,000           2,163,501
State Hospital Finance Authority
     Refunding Revenue Bonds
     Greater Detroit Sinai Hospital
     Series 1995
         01-01-16               6.63               2,000,000           1,907,440
State Hospital Finance Authority
     Refunding Revenue Bonds
     Presbyterian Villages Obligated Group
     Series 1995
         01-01-15               6.40               1,000,000             933,780
         01-01-25               6.50               1,000,000             918,920
State Hospital Finance Authority
     Refunding Revenue Bonds
     Presbyterian Villages Obligated Group
     Series 1997
         01-01-15               6.38                 400,000             378,952
State Strategic Fund Limited Tax Obligation
     Refunding Revenue Bonds
     Ford Motor Series 1991A
         02-01-06               7.10               5,000,000           5,608,300
Summit Academy North
     Public School Academy Certificates
     of Participation Series 2001
         07-01-21               7.13               1,615,000           1,614,855
Total                                                                 26,700,968

Minnesota (2.7%)
Austin Housing & Redevelopment Authority
     Governmental Housing Gross Revenue Bonds
     Courtyard Residence Series 2000A
         01-01-20               7.15                 650,000             662,864
Minneapolis & St. Paul Housing & Redevelopment
     Authority Health Care System Series 1990A
     (MBIA Insured)
         08-15-05               7.40               4,500,000           4,622,535
Rochester Health Care Facility
     Revenue Bonds Mayo Foundation
     Series 1992
         11-15-19               4.95              15,000,000          14,473,500
St. Paul Housing & Redevelopment Authority
     Health Care Facilities Revenue Bonds
     Regions Hospital Series 1998
         05-15-28               5.30               2,375,000           2,036,016
Washington County Housing & Redevelopment
     Authority Refunding Revenue Bonds Woodbury
     Multi-family Housing Series 1996
         12-01-23               6.95               2,385,000           2,368,925
Total                                                                 24,163,840

Missouri (1.5%)
St. Louis Regional Convention & Sports Complex
     Authority Pre-refunded Revenue Bonds
     Series 1991C
         08-15-21               7.90               8,105,000           8,897,913
St. Louis Regional Convention & Sports Complex
     Authority Un-refunded Revenue Bonds
     Series 1991C
         08-15-21               7.90                 395,000             414,003
State Health & Education Facilities Authority
     Revenue Bonds Park College Series 1999
         06-01-19               5.88               4,000,000           3,951,920
Total                                                                 13,263,836

Nevada (1.9%)
Clark County School District
     Residual Certificates Series 2000
     Inverse Floater (FSA Insured)
         06-15-12               6.23               5,000,000(g)        5,709,400
Clark County Special Improvement District #108
     Local Improvement Bonds Summerline
     Series 1997
         02-01-12               6.50               4,440,000           4,579,460

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
20 AXP TAX-EXEMPT BOND FUND

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of issue(c)

Nevada (cont.)
Department of Business & Industry
     Capital Appreciation Revenue Bonds
     Las Vegas Monorail
     Zero Coupon Series 2000
     (AMBAC Insured)
         01-01-15               5.65%             $9,870,000(b)       $4,805,210
Summerlin Local Improvement
     Revenue Bonds District #808
     06-01-11                   6.00               2,000,000(f)        1,992,580
Total                                                                 17,086,650

New Hampshire (0.1%)
State Higher Education & Health Facilities
     Authority College Revenue Bonds
     New Hampshire College Series 1997
         01-01-27               6.38               1,000,000             940,670

New Jersey (3.1%)
New Jersey Sports & Exposition Authority
     State Contract Rites Series 2000A
     Inverse Floater (MBIA Insured)
         03-01-16               6.96               3,385,000(g)        3,819,769
New Jersey Sports & Exposition Authority
     State Contract Rites Series 2000B
     Inverse Floater (MBIA Insured)
         03-01-17               6.96               3,535,000(g)        3,952,837
New Jersey Sports & Exposition Authority
     State Contract Rites Series 2000C
     Inverse Floater (MBIA Insured)
         03-01-18               6.96               3,490,000(g)        3,892,327
State Transportation
     Capital Grant Anticipation Notes
     Series 1997A (FSA Insured)
         09-01-02               5.40               7,600,000           7,831,725
State Transportation Trust Fund Authority
     Refunding Revenue Bonds Residual Certificates
     Inverse Floater Series 2000 (FSA Insured)
         06-15-14               7.30               5,000,000(g)        6,033,400
State Transportation Trust Fund Authority
     Sales Tax Revenue Bonds
     Series 1995B (MBIA Insured)
         06-15-02               5.00               2,025,000           2,071,089
Total                                                                 27,601,147

New York (9.5%)
New York City General Obligation Bonds
     Series 2001F (FSA Insured)
         08-01-11               5.25              11,000,000          11,740,520
New York City Unlimited General Obligation
     Pre-refunded Revenue Bonds Series 1992B
         10-01-17               6.75              11,150,000          11,868,395
New York City Unlimited General Obligation
     Pre-refunded Revenue Bonds Series 1994B-1
         08-15-16               7.00               8,850,000           9,894,477
State Dormitory Authority
     New York City University System
     Consolidated 2nd Generation Resource
     Revenue Bonds Series 1993A
         07-01-18               5.75               5,500,000           5,969,865
State Dormitory Authority State Courts
     Facilities Lease Revenue Bonds Series 1993A
         05-15-21               5.25              20,000,000          19,588,000
State Mortgage Agency
     Homeowner Mortgage Refunding Revenue
     Bonds Series 1991TT
         04-01-15               7.50               3,075,000           3,140,467
State Urban Development Capital
     Correctional Facilities Revenue Bonds
     4th Series 1993
         01-01-23               5.38              23,815,000          23,837,623
Total                                                                 86,039,347

North Carolina (2.1%)
Eastern Municipal Power Agency Power System
     Revenue Bonds Series 1985G
         12-01-16               5.75              12,750,000          12,685,358
Eastern Municipal Power Agency Power System
     Revenue Bonds Series 1993D
         01-01-16               5.60               6,500,000           6,372,860
Total                                                                 19,058,218

See accompanying notes to investments in securities.

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                                                    SEMIANNUAL REPORT -- 2001 21

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of issue(c)

Ohio (1.2%)
Akron Bath Copley Joint Township
     Hospital District Revenue Bonds
     Summa Hospital Series 1998A
         11-15-24               5.38%             $2,755,000          $2,297,863
Carroll Water & Sewer District
     Unlimited Tax General Obligation Bonds
     Series 1998
         12-01-10               6.25                 835,000             855,157
Columbus Sewerage System
     Refunding Revenue Bonds
     Series 1992
         06-01-05               6.30               3,500,000           3,654,945
State Water & Air Quality Development
     Authority Pollution Control
     Refunding Revenue Bonds
     Ohio Edison Series 1993A
         05-15-29               5.95               3,400,000           3,400,544
State Water Development Authority
     Pollution Control Refunding Revenue
     Bonds Cleveland Electric Illuminating
     Series 1995
         08-01-25               7.70                 300,000             324,423
Total                                                                 10,532,932

Oklahoma (0.4%)
Stillwater Medical Center Authority
     Hospital Revenue Bonds Series 1997B
         05-15-12               6.35                 980,000             952,158
Valley View Hospital Authority
     Refunding Revenue Bonds
     Series 1996
         08-15-14               6.00               2,695,000           2,491,043
Total                                                                  3,443,201

Pennsylvania (1.1%)
Allegheny County Industrial Development
     Authority Capital Appreciation
     Revenue Bonds
     Magee Women's Hospital
     Zero Coupon Series 1992
     (FGIC Insured)
         10-01-17               5.81               5,115,000(b)        2,091,779
Delaware County Industrial Development
     Authority Pollution Control
     Refunding Revenue Bonds
     Series 1997A
         07-01-13               6.10               4,000,000           3,962,720
Philadelphia Hospital & Higher Education
     Facilities Authority Hospital
     Revenue Bonds
     Friends Hospital Series 1993
         05-01-11               6.20               2,500,000           2,426,825
State Refunding
     General Obligation Bonds
     Series 1996 (FGIC Insured)
         11-15-01               5.25               1,450,000           1,466,646
Total                                                                  9,947,970

Puerto Rico (0.7%)
Puerto Rico Municipal Finance Agency
     General Obligation Bonds
     Series 2000R Inverse Floater
     (FSA Insured)
         08-01-13               7.14               5,000,000(g)        5,894,000

Rhode Island (0.2%)
Providence Special Tax Increment
     Obligation Bonds Series 1996D
         06-01-16               6.65               1,500,000           1,577,955

South Carolina (0.4%)
Horry County Hospital Refunding Revenue Bonds
     Conway Hospital Series 1992
         07-01-12               6.75               3,480,000           3,645,091

South Dakota (0.3%)
State Health & Educational Facilities Authority
     Refunding Revenue Bonds Prairie Lakes
     Healthcare Series 1998
         04-01-22               5.65               3,000,000           2,851,860

Tennessee (0.2%)
Nashville & Davidson Counties
     Health & Education Facilities Board
     Revenue Bonds Zero Coupon
     Series 1988 Escrowed to Maturity
         06-01-21               5.71               7,500,000(b)        1,999,650

See accompanying notes to investments in securities.

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22 AXP TAX-EXEMPT BOND FUND

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of issue(c)

Texas (11.8%)
Austin Utility System Capital Appreciation
     Refunding Revenue Bonds Zero Coupon
     Series 1992 (AMBAC Insured)
         11-15-10               6.51%             $5,055,000(b)       $3,231,004
Austin Utility System Capital Appreciation
     Refunding Revenue Bonds Zero Coupon
     Series 1992A (MBIA Insured)
         11-15-10               6.59              16,000,000(b)       10,226,720
Austin Utility System Combined Utility
     Refunding Revenue Bonds
     Series 1992 (AMBAC Insured)
         11-15-06               6.25              10,500,000          11,144,490
Harris County Health Facilities Development
     Hermann Hospital Revenue Bonds
     Series 1994 (MBIA Insured)
         10-01-24               6.38               8,820,000           9,692,210
Harris County Sports Authority
     Senior Lien Refunding Revenue Bonds
     Series 2001A (MBIA Insured)
         11-15-02               5.00               4,000,000           4,110,440
Houston Water & Sewer System
     Refunding Revenue Bonds
     Series 1997D (FGIC Insured)
         12-01-11               5.00               5,095,000           5,251,518
         12-01-12               5.00               5,900,000           6,018,708
Houston Water & Sewer System Junior Lien
     Refunding Revenue Bonds Zero Coupon
     Series 1991C (AMBAC Insured)
         12-01-08               6.60               8,000,000(b)        5,708,800
Municipal Power Agency Capital Appreciation
     Refunding Revenue Bonds
     Zero Coupon Series 1989 (AMBAC Insured)
         09-01-09               6.89              18,000,000(b)       12,289,140
Northwest Independent School District
     Unlimited Tax General Obligation Capital
     Appreciation Refunding Revenue Bonds
     Zero Coupon Series 1997
     (Permanent School Fund Guarantee)
         08-15-17               6.23               3,000,000(b)        1,155,210
Richardson Independent School District
     Refunding General Obligation Bonds
     Series 2001 (Permanent School Fund Guarantee)
         02-15-02               3.19               1,500,000(f)        1,466,700
San Antonio Water Pre-refunded Revenue Bonds
     Series 1992 (FGIC Insured)
         05-15-07               6.40                 800,000             864,824
San Antonio Water Refunding Revenue Bonds
     Escrowed to Maturity Series 1992 (FGIC Insured)
         05-15-07               6.40               3,695,000           4,163,637
San Antonio Water Revenue Bonds
     Series 1992 (FGIC Insured)
         05-15-07               6.40              13,235,000          13,907,734
State Coastal Water Authority Water Conveyance
     System Refunding Revenue Bonds Series 1991
     Escrowed to Maturity (AMBAC Insured)
         12-15-17               6.25               5,000,000           5,033,750
State Public Property Financial Corporation Lease
     Revenue Bonds Mental Health Mental Retardation
     Series 1996
         09-01-16               6.20               1,175,000           1,117,108
Tom Green County
     Health Facilities Development Hospital
     Revenue Bonds Shannon Health Systems
     Series 2001
         05-15-11               6.20               1,000,000(f)        1,000,700
University of Texas
     University Revenues Financing System
     Refunding Revenue Bonds Series 1991A
         08-15-01               6.50               3,000,000           3,022,620
University of Texas
     University Revenues Financing System
     Refunding Revenue Bonds Series 1996B
         08-15-02               6.00               7,000,000           7,257,110
Total                                                                106,662,423

Washington (5.5%)
King County Housing Authority Pooled Housing
     Refunding Revenue Bonds Series 1995A
         03-01-26               6.80               2,500,000           2,585,450
King County Unlimited Tax General Obligation
     Bonds Auburn School District #408
     Series 1992A
         12-01-06               6.38               8,000,000           8,929,760
King County Unlimited Tax General Obligation
     Bonds Issaquah School District #411
     Series 1992
         12-01-08               6.38              16,675,000          18,829,909

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
                                                    SEMIANNUAL REPORT -- 2001 23

Name of                       Coupon               Principal            Value(a)
issuer and                      rate                  amount
title of issue(c)

Washington (cont.)
State Public Power Supply System Nuclear
     Power Project #3 Capital Appreciation
     Refunding Revenue Bonds Zero Coupon
     Series 1989B (MBIA Insured)
         07-01-13               6.61%            $10,360,000(b)       $5,577,928
State Refunding
     Motor Vehicle Fuel Tax
     General Obligation Bonds
     Series 2001
         09-01-02               4.00              13,135,000          13,307,069
Total                                                                 49,230,116

West Virginia (0.3%)
Princeton Hospital Revenue Bonds
     Community Hospital Association
     Series 1999
         05-01-29               6.10               2,975,000           2,304,257

Wisconsin (0.3%)
State Health & Educational Facilities Authority
     Revenue Bonds Divine Savior Hospital
     Series 1999
         06-01-28               5.70               3,140,000           2,585,916

Wyoming (0.3%)
State Community Development Authority
     Single Family Mortgage Bonds Series 1991B
     (Federally Insured or Guaranteed
     Mortgage Loan)
         06-01-31               7.40               2,280,000           2,325,600

Total municipal bonds
(Cost: $760,267,936)                                                $835,493,200

Municipal Notes (13.7%)
Issuer(d,e)                  Anualized                Amount            Value(a)
                              yield on            payable at
                               date of              maturity
                              purchase

Allegheny County Pennsylvania Higher Education
     Building Authority Revenue Bonds
     (Carnegie Mellon University) V.R.
         12-01-33               3.10%               $450,000(h)         $450,000
Burke County Georgia Development Authority
     Pollution Control Revenue Bonds
     (Georgia Power Vogtle)
     V.R. 2nd Series
         04-01-25               3.10               1,100,000(h)        1,100,000
Burke County Georgia Development Authority
     Pollution Control V.R. Series A
         01-01-19               2.90               4,000,000(h)        4,000,000
Chicago Illinois Water Revenue Bonds
     2nd Lien V.R.
         11-01-30               2.90               5,000,000(h)        5,000,000
Dade County Florida
     Water & Sewer
         10-05-22               3.00               5,800,000(h)        5,800,000
Dallas Texas Area Rapid Transit
     C.P. Series C
         06-04-01               3.05               2,000,000           2,000,000
         06-06-01               3.15               3,000,000           3,000,000
Geisinger Pennsylvania Health Systems
     Authority V.R.
         08-01-28               3.00               4,700,000(h)        4,700,000
Gulf Coast Texas Waste Disposal
     (Exxon Mobile) V.R. Series A
         06-01-30               3.15               1,000,000(h)        1,000,000
Harris County Texas General Obligation
     C.P. Series D-1
         06-06-01               3.05               2,550,000           2,550,000
Houston Texas General Obligation
     C.P. Series A
         07-02-01               2.90               5,000,000           5,000,000
Jacksonville Florida Electric Authority
     Revenue Bonds
     V.R. Series A
         10-01-10               3.10               1,000,000(h)        1,000,000
Las Vegas Nevada
     Valley Water General Obligation Bonds
     (Lt Water) C.P. Series 2000A
         06-04-01               3.00               5,000,000           5,000,000
Long Island New York Power Authority
     Electric Revenue Bonds
     V.R. Series 2
         05-01-33               2.80               5,000,000(h)        5,000,000

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
24 AXP TAX-EXEMPT BOND FUND

Issuer(d,e)                  Anualized                Amount            Value(a)
                              yield on            payable at
                               date of              maturity
                              purchase

Louisiana Public Facility Authority
     Student Loan Series A-3
     (MBIA Insured)
         07-05-01               3.14%             $4,000,000          $4,000,000
Maricopa County Arizona Pollution Control
     Revenue Bonds (Arizona Public Service)
     V.R. Series F
         05-01-29               3.05               1,400,000(h)        1,400,000
Massachusetts State Health & Education
     Facility Authority Revenue Bonds
     (Beth Israel Hospital)
     V.R. Series 1996 H-2
         06-20-01               3.30               4,800,000(h)        4,800,000
Massachusetts State Health & Education
     Facility Authority Revenue Bonds
     (Capital Asset PG Caregroup) V.R. Series 1998B-1
         06-20-01               3.30               5,000,000(h)        5,000,000
Monroe County Georgia
     Development Authority
     Pollution Control Revenue Bonds
     (Georgia Power) V.R. Series 1
         07-01-25               3.10               1,300,000(h)        1,300,000
Montgomery Georgia C.P.
         06-05-01               3.05               7,000,000           7,000,000
New Hampshire C.P. Series A
         07-11-01               3.20              12,000,000          12,000,000
New York City
     General Obligation Bonds
     V.R. Series E3
         08-01-23               3.05               3,400,000(h)        3,400,000
New York City
     General Obligation Bonds
     V.R. Series H3
         08-01-19               3.00               5,000,000(h)        5,000,000
         08-01-22               3.00               3,300,000(h)        3,300,000
Roanoke Virginia Hospital Revenue Bonds
     (Carilion Health Systems) V.R. Series 1997A
         07-01-27               3.10               1,200,000(h)        1,200,000
Roanoke Virginia Hospital Revenue Bonds
     (Roanoke Memorial Hospital)
     V.R. Series 1995A
         07-01-19               3.10               1,600,000(h)        1,600,000
Roanoke Virginia Hospital Revenue Bonds
     (Roanoke Memorial Hospital)
     V.R. Series 1995B
         07-01-19               3.10               1,500,000(h)        1,500,000
Rochester Minnesota
     (Mayo Clinic) Series 2000B
         06-05-01               2.90               1,000,000           1,000,000
Royal Oak Michigan Health Systems
     (William Beaumont Hospital)
     Series L V.R.
         01-01-27               3.10               2,500,000(h)        2,500,000
Salt River Arizona Agricultural Improvement &
     Power District C.P. Series 2000A
         07-02-01               2.85               4,300,000           4,300,000
Salt River Arizona Agricultural Improvement &
     Power District C.P. Series 2000B
         06-06-01               3.05               2,985,000           2,985,000
Texas Public Finance Authority
     General Obligation Bonds
     C.P. Series 1993A
         06-05-01               3.00               5,000,000           5,000,000
Washington State General Obligation Bonds
     V.R. Series 1996B
         06-01-20               2.90               3,800,000(h)        3,800,000
Waynesboro Virginia Revenue Bonds
     (Residential Care Facility)
     V.R. Series 1997
         12-01-28               3.15               6,300,000(h)        6,300,000

Total municipal notes
(Cost: $122,985,000)                                                $122,985,000

Total investments in securities
(Cost: $883,252,936)(i)                                             $958,478,200

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
                                                    SEMIANNUAL REPORT -- 2001 25

Notes to investments in securities
(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(c) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue: ACA -- ACA Financial Guaranty Corporation AMBAC -- American Municipal Bond Association Corporation BIG -- Bond Investors Guarantee CGIC -- Capital Guaranty Insurance Company FGIC -- Financial Guarantee Insurance Corporation FHA -- Federal Housing Authority FNMA -- Federal National Mortgage Association FSA -- Financial Security Assurance GNMA -- Government National Mortgage Association MBIA -- Municipal Bond Investors Assurance

(d)  The following abbreviations may be used in the portfolio descriptions:
     B.A.N.   --  Bond Anticipation Note
     C.P.     --  Commercial Paper
     R.A.N.   --  Revenue Anticipation Note
     T.A.N.   --  Tax Anticipation Note
     T.R.A.N. --  Tax & Revenue Anticipation Note
     V.R.     --  Variable Rate
     V.R.D.B. --  Variable Rate Demand Bond
     V.R.D.N. --  Variable Rate Demand Note

(e) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity.

(f) At May 31, 2001, the cost of securities purchased, including interest purchased, on a when-issued basis was $52,900,087.

(g) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on May 31, 2001.

(h) Interest rate varies to reflect current market conditions; rate shown is the effective rate on May 31, 2001.

(i) At May 31, 2001, the cost of securities for federal income tax purposes was approximately $883,253,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                        $80,308,000
     Unrealized depreciation                                         (5,083,000)
                                                                     ----------
     Net unrealized appreciation                                    $75,225,000
                                                                    -----------

--------------------------------------------------------------------------------
26 AXP TAX-EXEMPT BOND FUND

AXP Tax-Exempt Bond Fund
70100 AXP Financial Center
Minneapolis, MN 55474

americanexpress.com

Ticker Symbol
Class A: INTAX    Class B: ITEBX
Class C: N/A      Class Y: N/A

                                          PRSRT STD AUTO
                                           U.S. POSTAGE
                                               PAID
                                             AMERICAN
                                             EXPRESS

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

S-6315 P (7/01)